UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Partners' Capital, Comprehensive Income [Abstract]
Net income	$ 29,927	$ 32,713	$ 62,926	$ 59,460
Other comprehensive income:
Unrealized net (loss)/gain on qualifying cash flow hedging instruments	9,248	(557)	7,359	(22)
Other comprehensive (loss) income	9,248	(557)	7,359	(22)
Comprehensive income	39,175	32,156	70,285	59,438
Comprehensive income attributable to:
Partners' capital/ Owner's equity in Golar LNG Partners LP	37,214	29,652	65,641	54,463
Non-controlling interest	$ 1,961	$ 2,504	$ 4,644	$ 4,975